Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	May 09, 2022
EVEX [Member] | Private Warrants, Public Warrants and Strategic Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Class of warrants or rights date from which the warrants may be excercised	May 09, 2022